SHAREHOLDERS' EQUITY - Schedule of Share Purchase and Redemption Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Class of Stock [Line Items]
Treasury Stock, Shares, Acquired (in shares)	15,313,540
Treasury Stock, Value, Acquired, Cost Method	$ 4,322,529	$ 4,111,266	$ 3,693,747
Purchases Redemptions Of Noncontrolling Interests Shares (in shares)	26,735
Purchases/redemptions of Accenture Canada Holdings Inc. exchangeable shares and Class X shares	$ 7,874	$ 5,112	$ 9,377
Open Market Share Purchases [Member]
Class of Stock [Line Items]
Treasury Stock, Shares, Acquired (in shares)	12,773,304
Treasury Stock, Value, Acquired, Cost Method	$ 3,631,369
Purchases Redemptions Of Noncontrolling Interests Shares (in shares)	0
Purchases/redemptions of Accenture Canada Holdings Inc. exchangeable shares and Class X shares	$ 0
Other Share Purchase Programs [Member]
Class of Stock [Line Items]
Treasury Stock, Shares, Acquired (in shares)	0
Treasury Stock, Value, Acquired, Cost Method	$ 0
Purchases Redemptions Of Noncontrolling Interests Shares (in shares)	26,735
Purchases/redemptions of Accenture Canada Holdings Inc. exchangeable shares and Class X shares	$ 7,874
Other Purchases [Member]
Class of Stock [Line Items]
Treasury Stock, Shares, Acquired (in shares)	2,540,236
Treasury Stock, Value, Acquired, Cost Method	$ 691,160
Purchases Redemptions Of Noncontrolling Interests Shares (in shares)	0
Purchases/redemptions of Accenture Canada Holdings Inc. exchangeable shares and Class X shares	$ 0